As filed with the U.S. Securities and Exchange Commission on October 8, 2021

1933 Act File No. 333-30810

1940 Act File No. 811-09819

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 286	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 288	☒

STATE STREET INSTITUTIONAL INVESTMENT TRUST

One Iron Street, Boston, Massachusetts 02210

(Address of Principal Executive Offices)

(617) 664-1465

(Registrant’s Telephone Number)

Sean O’Malley, Esq.

Senior Vice President and Deputy General Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and Address of Agent for Service)

Copy to:

Timothy W. Diggins, Esq.

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, Massachusetts 02199-3600

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On October 15, 2021 pursuant to paragraph(b)(1)(iii)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1) of Rule 485.
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:

This Post-Effective Amendment No. 286 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of delaying, until October  15, 2021, the effectiveness of Post-Effective Amendment No. 279 to the Registrant’s Registration Statement on Form N-1A, which was filed pursuant to Rule 485(a) under the Securities Act on August 11, 2021 (the “Amendment”).

Part A.	INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of the Amendment.

Part B.	INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of the Amendment.

Part C.	OTHER INFORMATION

Part C is incorporated by reference to Part C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant, State Street Institutional Investment Trust (the “Trust”), certifies that it meets all requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the 1933 Act, and has duly caused this Post-Effective Amendment to the Trust’s Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and Commonwealth of Massachusetts on this 8th day of October, 2021.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

By:	/s/ Ellen M. Needham
Ellen M. Needham President

Pursuant to the requirements of the 1933 Act, this Registration Statement for the Trust has been signed below by the following persons in the capacities indicated on the 8th day of October, 2021:

Signature	Signature

/s/ Michael F. Holland*	/s/ Donna M. Rapaccioli*
Michael F. Holland, Trustee	Donna M. Rapaccioli, Trustee

/s/ Patrick J. Riley*	/s/ Richard D. Shirk*
Patrick J. Riley, Trustee	Richard D. Shirk, Trustee

/s/ Michael A. Jessee*	/s/ Bruce D. Taber*
Michael A. Jessee, Trustee	Bruce D. Taber, Trustee

/s/ Bruce S. Rosenberg	/s/ John R. Costantino*
Bruce S. Rosenberg, Treasurer (Principal Financial Officer and Principal Accounting Officer)	John R. Costantino, Trustee

/s/ Ellen M. Needham
Ellen M. Needham, President (Principal Executive Officer) and Trustee

*By:	/s/ David Barr
David Barr Attorney-in-Fact Pursuant to Powers of Attorney

SIGNATURES

This Registration Statement contains certain disclosures regarding the State Street ESG Liquid Reserves Portfolio, State Street Money Market Portfolio, State Street Treasury Money Market Portfolio, State Street Treasury Plus Money Market Portfolio and State Street U.S. Government Money Market Portfolio (collectively, the “Portfolios”), series of State Street Master Funds (the “Trust”). The Trust has, subject to the next following sentence, duly caused this Post-Effective Amendment No. 286 to the Registration Statement on Form N-1A of State Street Institutional Investment Trust (the “Registrant”) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on October 8, 2021. The Trust is executing this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolios, and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

STATE STREET MASTER FUNDS

By:	/s/ Ellen M. Needham
Ellen M. Needham President, State Street Master Funds

This Registration Statement on Form N-1A of the Registrant has been signed below by the following persons, solely in the capacities indicated and subject to the next following sentence, on October 8, 2021. Each of the following persons is signing this Post-Effective Amendment No. 286 to this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolios, and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

Signature	Signature

/s/ Michael F. Holland*	/s/ Donna M. Rapaccioli*
Michael F. Holland, Trustee	Donna M. Rapaccioli, Trustee

/s/ Patrick J. Riley*	/s/ Richard D. Shirk*
Patrick J. Riley, Trustee	Richard D. Shirk, Trustee

/s/ Michael A. Jessee*	/s/ Bruce D. Taber*
Michael A. Jessee, Trustee	Bruce D. Taber, Trustee

/s/ Bruce S. Rosenberg	/s/ John R. Costantino*
Bruce S. Rosenberg, Treasurer (Principal Financial Officer and Principal Accounting Officer)	John R. Costantino, Trustee

/s/ Ellen M. Needham
Ellen M. Needham, President (Principal Executive Officer) and Trustee

*By:	/s/ David Barr
David Barr Attorney-in-Fact Pursuant to Powers of Attorney